Share-Based Compensation - Share options (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Share-Based Compensation
Incremental compensation cost recorded during the year | $	$ 0	$ 8,623	$ 52,216
Stock options
Share-Based Compensation
Granted (in dollars per share) | $ / shares	$ 0.01	$ 0.03
Options granted (in shares) | shares	12,427,200
Share-based compensation expense | $	$ 1,354,233	$ 2,359,228	$ 3,254,051
Stock options | 2012 Option Plan
Share-Based Compensation
Contractual term	10 years
Stock options | 2012 Option Plan | Minimum
Share-Based Compensation
Annual vesting percentage	20.00%
Vesting number of anniversaries | item	4
Participant right to exercise options cease period after termination of employment	2 months
Stock options | 2012 Option Plan | Maximum
Share-Based Compensation
Annual vesting percentage	25.00%
Vesting number of anniversaries | item	5
Participant right to exercise options cease period after termination of employment	3 months
RSUs
Share-Based Compensation
Granted (in shares) | shares	5,714,200	0	1,578,500
Contractual term	10 years
Vesting number of anniversaries | item	4
Share-based compensation expense | $	$ 466,395	$ 1,348,468	$ 2,030,774